RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	Sep. 30, 2015	Dec. 31, 2014
RELATED PARTY TRANSACTIONS DETAILS
Service fee	$ 188,147
Company paid in cash	$ 148,962
Owned by a director of the company	71.00%
Owned by the CFO of the company	8.00%
Loans provided to the Company by the Chairman	$ 6,300	$ 190,250
Loans bear interest at per annum	1.00%
Loans provided to the Company by the CFO	$ 2,000	40,000
Loans provided to the company by the director	115,158	275,000
Company owed to a relative of an executive of the Company	$ 0	$ 50,000